Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001827506
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	TALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40384
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	93 Worcester St.
Entity Address, City or Town	Wellesley
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	502
Local Phone Number	398-9250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TALS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false